MERIDIAN FUND, INC.®

Meridian Small Cap Growth Fund (the “Fund”)

Supplement dated December 13, 2013 to the

Prospectus and Statement of Additional Information (“SAI”) dated November 1, 2013

Effective as of December 16, 2013, Legacy Class, Institutional Class and Advisor Class shares of the Fund are publicly offered for purchase by investors. Accordingly, all references in the Prospectus and SAI to Legacy Class, Institutional Class and Advisor Class shares of the Fund not being publicly offered are hereby deleted.